3. SIGNIFICANT ACCOUNTING POLICIES: Interests in Joint Arrangements (Policies)	12 Months Ended
Sep. 30, 2024
Policies
Interests in Joint Arrangements

Interests in Joint Arrangements

A joint arrangement can take the form of a joint venture or joint operation. All joint arrangements involve a contractual arrangement that establishes joint control, which exists only when decisions about the activities that significantly affect the returns of the investee require unanimous consent of the parties sharing control. A joint operation is a joint arrangement in which the Company has rights to the assets and obligations for the liabilities relating to the arrangement. A joint venture is a joint arrangement in which the Company has rights to only the net assets of the arrangement.

Joint ventures are accounted for in accordance with the policy “Investments in Associates and Joint Ventures.” Joint operations are accounted for by recognizing the Company’s share of the assets, liabilities, revenue, expenses and cash flows of the joint operation in the consolidated financial statements.